1875 Lawrence Street, Suite 300 Denver, Colorado 80202-1805 MAIN (800) 955-9988

VIA EDGAR

Document Control

Securities and Exchange Commission 100 F Street, NE

Washington, D.C. 20549

Re:	SCM Trust

File Nos. 333-176060 and 811-05617

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, these materials provide, in interactive data format using the eXtensible Business Reporting Language (XBRL), information first provided in the Trust’s Rule 497 filing, as filed with the Commission on April 10, 2020.  We note that the underlying registration statement to which the Rule 497 filing relates was never declared effective by the Commission.

Sincerely,

/s/ Gregory T. Pusch Gregory T. Pusch
CCO and General Counsel